Loans from Related Parties - Schedule of Loans from Related Parties (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 21, 2019
Less: unamortized discount	$ (959,303)	$ (449,405)	$ (449,405)
Long-term loan from related parties		110,000	350,000
Short-term loan from related parties	129,726	25,392	$ 84,346
Notes Payable [Member] | Related Party 1 [Member]
Loans from related parties, before conversion	350,000	350,000
Less: Conversion	(240,000)	(240,000)
Loans from related parties, gross	110,000	110,000
Notes Payable [Member] | Related Party 2 [Member]
Loans from related parties, gross	0	0
Less: unamortized discount				$ (2,363)
Notes Payable [Member] | Related Party 3 [Member]
Loans from related parties, gross	0	0
Notes Payable [Member] | Related Party 4 [Member]
Loans from related parties, gross	13,473	13,473
Notes Payable [Member] | Related Party 5 [Member]
Loans from related parties, gross	6,253	11,919
Notes Payable [Member] | Related Party 6 [Member]
Loans from related parties, gross	23,878	35,879
Notes Payable [Member] | Related Parties [Member]
Loans from related parties, gross	153,604	171,271
Less: unamortized discount	0	0
Loans to related parties, net	153,604	171,271
Long-term loan from related parties	0	110,000
Notes Payable [Member] | Related Parties [Member] | Continuing Operations [Member]
Short-term loan from related parties	129,726	25,392
Notes Payable [Member] | Related Parties [Member] | Discontinued Operations [Member]
Short-term loan from related parties	$ 23,878	$ 35,879